Disposals and acquisitions	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about business combination [abstract]
Disposals and acquisitions	Disposals and acquisitions

Acquisitions

In January 2019, the Company acquired, the remaining 50% of CHS Agro S.A. a joint venture between the Company and CHS Argentina S.A. After this acquisition, we own 100% of CHS Agro S.A. which has since been renamed as Girasoles del Plata S.A. The consideration for this operation was nominal. At the day of the acquisition, we had our participation valued at 0. As a result of this transaction, the Company recognized a gain in the line item Other Operating Income of USD 0.2 million.

Net assets acquired are as follows:

Property, plant and equipment	21,800
Intangible assets, net	41
Inventories	1,866
Trade and other receivables, net	4,492
Deferred income tax liabilities	(4,546)
Trade and other payables	(1,031)
Current income tax liabilities	(5)
Payroll and Social liabilities	(153)
Borrowings	(23,062)
Cash and cash equivalents added as a result of the business combination	747
Total net assets added as a result of business combination	149
Fair value of previously held equity interest	74
Gain for bargain purchase	75

In January 2019, the Company acquired 100% of Olam Alimentos S.A. whose principal asset is a peanuts processing facility located in the Province of Córdoba, (currently Mani del Plata S.A.) from Olam International Ltd. The consideration for this acquisition was USD 10 million to be disbursed in three installments, with the first and second payments made at closing. This transaction qualifies as a purchase of assets.

In February 2019, the Company acquired two dairy facilities from SanCor Cooperativas Unidas Limitada ("SanCor"). The first facility is located in Chivilcoy, Province of Buenos Aires and processes fluid milk while the second facility is located in Morteros, Province of Cordoba and produces powder milk and cheese. Together with these facilities, we also acquired the brands Las Tres Niñas and Angelita. The total consideration for these operations was US$ 47 million. This transaction qualifies as a purchase of assets.

Disposals

In December 2020, the Company completed the sale of Global Seward S.L.U. and Peak City S.L.U. wholly owned subsidiaries, which main underlying asset is Huelen Farm at the selling price of US$ 30.1 millions, USD 10.1 million were collected at the closing date, and the balance will be collected in two annual installments. This transaction resulted in a loss before tax of US$ 0.6 million included in the line item “Other operating income”, and also in the reclassification of Revaluation surplus to retained earnings of US$ 2.2 million.

In June 2020, the Company collected US$ 12.1 million in consideration of the sale of 811.70 hectares farm in the Province of Santa Fe, Argentina. This transaction resulted in a gain before tax of US$ 2.1 million included in the line item “Other operating income” and also in the reclassification of Revaluation surplus to retained earnings before income tax of US$ 8.0 million reflected in the Statements of changes in shareholders equity.

In January 2019, we completed the sale of Q065 Negócios Imobiliários Ltda., a wholly owned subsidiary, which main underlying asset is the Alto Alegre Farm, for a selling price of US$ 16.6 million (Reais 62.5 million), of which US$ 2.2 million (Reais 8.4 million) has already been collected and the balance will be collected in seven annual installments starting in June 2019. This transaction resulted in a gain before tax of US$ 1.5 million, and also in the reclassification of Revaluation surplus to retained earnings of US$ 8.0 million.

In June 2018, the Group completed the sale of Q43 Negócios Imobiliários Ltda., a wholly owned subsidiary , which main underlying asset is the Conquista Farm, for a selling price of US$ 18.4 million (Reais 68 million), of which US$ 5.6 million (Reais 21.4 million) has already been collected and the balance will be collected in four annual installments starting in June 2019. This transaction resulted in a gain of US$ 14 million, included in “Other operating income” under the line item “Gain from the sale of farmland and other assets”.

In May 2018, the Group completed the sale of Q45 Negócios Imobiliários Ltda., a wholly owned subsidiary, which main underlying asset is the Rio De Janeiro Farm, for a selling price of US$ 34 million (Reais 120 million), which was fully collected as of the date of these financial statements. This transaction resulted in a gain of US$ 22 million included in “Other operating income” under the line item “Gain from the sale of farmland and other assets”.